Stockholders' Equity (Details Textual) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 10, 2013	Dec. 31, 2012	Dec. 31, 2010
Class of Stock [Line Items]
Total number of authorized shares		110,000,000		110,000,000
Number of common stock, shares authorized	100,000,000	100,000,000	1,000,000	100,000,000	1,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001
Number of preferred stock, shares authorized	10,000,000	10,000,000		10,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares issued	1,514,155	1,514,155		1,105,155
Preferred stock, shares outstanding	1,514,155	1,514,155		1,105,155
Preferred Stock | Series A Preferred Stock
Class of Stock [Line Items]
Number of preferred stock, shares authorized		500,000
Preferred stock, shares issued		269,608
Preferred stock, shares outstanding		269,608
Preferred Stock | Series B Preferred Stock
Class of Stock [Line Items]
Number of preferred stock, shares authorized		500,000
Preferred stock, shares issued		131,347
Preferred stock, shares outstanding		131,347
Preferred Stock | Series D Preferred Stock
Class of Stock [Line Items]
Number of preferred stock, shares authorized		4,000,000
Preferred stock, shares issued		704,200
Preferred stock, shares outstanding		704,200
Preferred Stock | Series E Preferred Stock
Class of Stock [Line Items]
Number of preferred stock, shares authorized		2,000,000
Preferred stock, shares issued		409,000
Preferred stock, shares outstanding		409,000